UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   August 11, 2009


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:   $20306
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      363     6035 SH       SOLE                     6035
A.J. Gallagher                 COM              363576109      344    16140 SH       SOLE                    16140
Airgas Inc.                    COM              009363102      239     5890 SH       SOLE                     5890
Alexander & Baldwin            COM              014482103      297    12690 SH       SOLE                    12690
American Express               COM              025816109      234    10050 SH       SOLE                    10050
Amgen Inc.                     COM              031162100      635    11995 SH       SOLE                    11995
Avon Products Inc.             COM              054303102      445    17260 SH       SOLE                    17260
BHP Billiton Ltd.              COM              088606108      323     5900 SH       SOLE                     5900
Brown-Forman Cl. B             COM              115637209      333     7746 SH       SOLE                     7746
CVS Caremark Corp.             COM              126650100      387    12137 SH       SOLE                    12137
Cadbury PLC                    COM              12721E102      205     5959 SH       SOLE                     5959
Cisco Systems Inc.             COM              17275R102      246    13180 SH       SOLE                    13180
Colgate-Palmolive              COM              194162103      460     6505 SH       SOLE                     6505
ConocoPhillips                 COM              20825C104      273     6486 SH       SOLE                     6486
Diageo PLC                     COM              25243Q205      299     5215 SH       SOLE                     5215
DuPont (E.I.)                  COM              263534109      490    19142 SH       SOLE                    19142
Duke Energy                    COM              26441C105      276    18887 SH       SOLE                    18887
Exxon Mobil Corp.              COM              30231G102     1107    15841 SH       SOLE                    15841
General Dynamics               COM              369550108      308     5555 SH       SOLE                     5555
General Electric               COM              369604103      234    19995 SH       SOLE                    19995
Genuine Parts Co.              COM              372460105      323     9620 SH       SOLE                     9620
Gruma S.A.B. de C.V.           COM              400131306       88    22350 SH       SOLE                    22350
Heinz (H.J.)                   COM              423074103      295     8270 SH       SOLE                     8270
Herley Industries              COM              427398102      123    11250 SH       SOLE                    11250
Hewlett-Packard Co.            COM              428236103      288     7456 SH       SOLE                     7456
Home Depot Inc.                COM              437076102      324    13703 SH       SOLE                    13703
Int'l Business Machines        COM              459200101      230     2201 SH       SOLE                     2201
Int'l Game Tech.               COM              459902102      223    14045 SH       SOLE                    14045
Intel Corp.                    COM              458140100      226    13650 SH       SOLE                    13650
Johnson & Johnson              COM              478160104      963    16960 SH       SOLE                    16960
Mattel Inc.                    COM              577081102      263    16380 SH       SOLE                    16380
McCormick & Co.                COM              579780206      280     8605 SH       SOLE                     8605
Medtronic Inc.                 COM              585055106      315     9030 SH       SOLE                     9030
Microsoft Corp.                COM              594918104      825    34728 SH       SOLE                    34728
Monsanto Co.                   COM              61166W101      342     4605 SH       SOLE                     4605
NY Cmnty Bancorp               COM              649445103      158    14740 SH       SOLE                    14740
Natl. Penn Bancshares          COM              637138108       83    18025 SH       SOLE                    18025
Nokia Corp ADR                 COM              654902204      196    13460 SH       SOLE                    13460
Novartis AG                    COM              66987V109      327     8005 SH       SOLE                     8005
PepsiCo Inc.                   COM              713448108      582    10594 SH       SOLE                    10594
Pfizer Inc.                    COM              717081103      449    29928 SH       SOLE                    29928
Philip Morris Intl.            COM              718172109      414     9495 SH       SOLE                     9495
Procter & Gamble               COM              742718109      605    11840 SH       SOLE                    11840
QUALCOMM Inc.                  COM              747525103      318     7036 SH       SOLE                     7036
Regal Entertainment            COM              758766109      140    10555 SH       SOLE                    10555
Royal Dutch Shell 'A'          COM              780259206      228     4550 SH       SOLE                     4550
Schlumberger Ltd.              COM              806857108      240     4436 SH       SOLE                     4436
Spectra Energy                 COM              847560109      369    21835 SH       SOLE                    21835
TechTeam Global                COM              878311109       91    13975 SH       SOLE                    13975
Telecom New Zealand            COM              879278208      126    14437 SH       SOLE                    14437
Teva Pharmaceutical            COM              881624209      221     4485 SH       SOLE                     4485
Time Warner Inc.               COM              887317303      309    12250 SH       SOLE                    12250
United Technologies            COM              913017109      422     8127 SH       SOLE                     8127
Verizon Communications         COM              92343V104      703    22865 SH       SOLE                    22865
Vulcan Materials               COM              929160109      275     6390 SH       SOLE                     6390
Wal-Mart Stores                COM              931142103      480     9905 SH       SOLE                     9905
Wells Fargo & Co.              COM              949746101      357    14699 SH       SOLE                    14699
Western Union                  COM              959802109      335    20455 SH       SOLE                    20455
Schering-Plough, 6.00% Mandato                  806605705      270     1190 SH       SOLE                     1190